Label	Element	Value
Innovator U.S. Small Cap Power Buffer ETF™ - March | iShares Russell 2000 ETF, Expiration: 02/27/2026; Exercise Price: 2.15 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	93.70%
Innovator U.S. Small Cap Power Buffer ETF™ - March | iShares Russell 2000 ETF, Expiration: 02/27/2026; Exercise Price: 214.65 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	12.10%
Innovator U.S. Small Cap Power Buffer ETF™ - March | iShares Russell 2000 ETF, Expiration: 02/27/2026; Exercise Price: 252.32 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.10%)
Innovator U.S. Small Cap Power Buffer ETF™ - March | iShares Russell 2000 ETF, Expiration: 02/27/2026; Exercise Price: 182.45 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(5.00%)